Total
HSBC U.S. Government Money Market Fund
HSBC U.S. Government Money Market Fund Summary Section
Investment Objective

The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such a brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC U.S. Government Money Market Fund	HSBC U.S. Government Money Market Fund Class A Shares	HSBC U.S. Government Money Market Fund Class C Shares	HSBC U.S. Government Money Market Fund Class D Shares	HSBC U.S. Government Money Market Fund Class E Shares	HSBC U.S. Government Money Market Fund Class I Shares	HSBC U.S. Government Money Market Fund Intermediary Class	HSBC U.S. Government Money Market Fund Intermediary Service Class	HSBC U.S. Government Money Market Fund Class P	HSBC U.S. Government Money Market Fund Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC U.S. Government Money Market Fund		HSBC U.S. Government Money Market Fund Class A Shares	HSBC U.S. Government Money Market Fund Class C Shares [1]	HSBC U.S. Government Money Market Fund Class D Shares	HSBC U.S. Government Money Market Fund Class E Shares [1]	HSBC U.S. Government Money Market Fund Class I Shares	HSBC U.S. Government Money Market Fund Intermediary Class	HSBC U.S. Government Money Market Fund Intermediary Service Class	HSBC U.S. Government Money Market Fund Class P	HSBC U.S. Government Money Market Fund Y Shares
Management Fee		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee		none	0.75%	none	none	none	none	none	none	none
Shareholder Servicing Fee		0.40%	0.25%	0.25%	0.10%	none	0.05%	0.10%	0.05%	none
Other Operating Expenses	[2]	0.13%	0.13%	0.13%	0.03%	0.03%	0.13%	0.13%	0.13%	0.13%
Total Other Expenses		0.53%	0.38%	0.38%	0.13%	0.03%	0.18%	0.23%	0.18%	0.13%
Total Annual Fund Operating Expenses		0.63%	1.23%	0.48%	0.23%	0.13%	0.28%	0.33%	0.28%	0.23%
Fee Waiver and/or Expense Reimbursement	[3]						0.10%	0.13%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.63%	1.23%	0.48%	0.23%	0.13%	0.18%	0.20%	0.18%	0.23%
[1]	During the Fund’s prior fiscal year, Class C Shares, Class E Shares and Class P Shares were not operational. Therefore, these amounts have been estimated.
[2]	Other Operating Expenses have been restated to reflect fees for the current fiscal year.
[3]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, 0.20% and 0.18% for Class E Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2024. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC U.S. Government Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
HSBC U.S. Government Money Market Fund Class A Shares	64	202	351	786
HSBC U.S. Government Money Market Fund Class C Shares	225	390	676	1,098
HSBC U.S. Government Money Market Fund Class D Shares	49	154	269	604
HSBC U.S. Government Money Market Fund Class E Shares	24	74	130	293
HSBC U.S. Government Money Market Fund Class I Shares	13	42	73	166
HSBC U.S. Government Money Market Fund Intermediary Class	18	80	147	346
HSBC U.S. Government Money Market Fund Intermediary Service Class	20	93	172	405
HSBC U.S. Government Money Market Fund Class P	18	80	147	346
HSBC U.S. Government Money Market Fund Y Shares	24	74	130	293

For the share class listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class C Shares | USD ($)	125	390	676	1,098

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized fully by these types of obligations. In addition, the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by these types of obligations. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. The Fund may invest in, among other things, obligations that are supported by the “full faith and credit” of the United States (e.g., obligations guaranteed by the Government National Mortgage Association); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank). The Fund may also invest in repurchase agreements that are collateralized by U.S. Government Securities, as well as securities of other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.
●	Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
●	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
●	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.
●	Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

●	U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class I Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	12/31/2022	0.89%
Worst Quarter:	9/30/2013	0.00%

Average Annual Total Returns^* (for the periods ended December 31, 2022)

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2022, the 7-day yields of the Fund’s Class A, Class D, Class I, Intermediary, Intermediary Service and Class Y Shares were 3.63%, 3.78%, 4.13%, 4.10%, 4.08% and 4.03%, respectively. The 7-day yield information is not provided for Class C, Class E and Class P Shares because there were no Class C, Class E or Class P shareholders as of December 31, 2022. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns - HSBC U.S. Government Money Market Fund	Label	1 Year	[1],[2]	5 Years	[1],[2]	10 Years	[1],[2]	Since Inception	[1],[2]	Inception Date	[1],[2]
HSBC U.S. Government Money Market Fund Class A Shares	Class A Shares	1.24%		0.86%		0.47%		2.25%		May 03, 1990
HSBC U.S. Government Money Market Fund Class C Shares	Class C Shares							1.39%	[3]	Nov. 20, 2006	[3]
HSBC U.S. Government Money Market Fund Class D Shares	Class D Shares	1.34%		0.95%		0.53%		1.43%		Apr. 01, 1999
HSBC U.S. Government Money Market Fund Class E Shares	Class E Shares							0.34%	[3]	Jul. 12, 2016	[3]
HSBC U.S. Government Money Market Fund Class I Shares	Class I Shares	1.62%	[3]	1.18%	[3]	0.70%	[3]	0.94%	[3]	Dec. 24, 2003	[3]
HSBC U.S. Government Money Market Fund Intermediary Class	Intermediary Shares	1.59%		1.15%				1.03%		Jul. 12, 2016
HSBC U.S. Government Money Market Fund Intermediary Service Class	Intermediary Service Shares	1.57%		1.14%				1.01%		Jul. 12, 2016
HSBC U.S. Government Money Market Fund Y Shares	Class Y Shares	1.53%		1.10%		0.64%		1.94%		Jul. 01, 1996
[1]	As of December 31, 2022, Class P Shares were not operational. Accordingly, average annual returns are not provided for the periods indicated above.
[2]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[3]	Class C, Class E and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return is not provided for Class C and Class E Shares because there were no Class C or Class E shareholders as of December 31, 2022.

HSBC U.S. Treasury Money Market Fund
HSBC U.S. Treasury Money Market Fund Summary Section
Investment Objective
The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC U.S. Treasury Money Market Fund	HSBC U.S. Treasury Money Market Fund A Shares	HSBC U.S. Treasury Money Market Fund C Shares	HSBC U.S. Treasury Money Market Fund D Shares	HSBC U.S. Treasury Money Market Fund E Shares	HSBC U.S. Treasury Money Market Fund I Shares	HSBC U.S. Treasury Money Market Fund Intermediary Class	HSBC U.S. Treasury Money Market Fund Intermediary Service Class	HSBC U.S. Treasury Money Market Fund Class P	HSBC U.S. Treasury Money Market Fund Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC U.S. Treasury Money Market Fund		HSBC U.S. Treasury Money Market Fund A Shares [1]	HSBC U.S. Treasury Money Market Fund C Shares [1]	HSBC U.S. Treasury Money Market Fund D Shares	HSBC U.S. Treasury Money Market Fund E Shares [1]	HSBC U.S. Treasury Money Market Fund I Shares	HSBC U.S. Treasury Money Market Fund Intermediary Class	HSBC U.S. Treasury Money Market Fund Intermediary Service Class	HSBC U.S. Treasury Money Market Fund Class P	HSBC U.S. Treasury Money Market Fund Y Shares
Management Fee		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee		none	0.75%	none	none	none	none	none	none	none
Shareholder Servicing Fee		0.40%	0.25%	0.25%	0.10%	none	0.05%	0.10%	0.05%	none
Other Operating Expenses	[2]	0.14%	0.14%	0.14%	0.04%	0.04%	0.14%	0.14%	0.14%	0.14%
Total Other Expenses		0.54%	0.39%	0.39%	0.14%	0.04%	0.19%	0.24%	0.19%	0.14%
Total Annual Fund Operating Expenses		0.64%	1.24%	0.49%	0.24%	0.14%	0.29%	0.34%	0.29%	0.24%
Fee Waiver and/or Expense Reimbursement	[3]						0.11%	0.14%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.64%	1.24%	0.49%	0.24%	0.14%	0.18%	0.20%	0.18%	0.24%
[1]	During the Fund’s prior fiscal year, Class A Shares, Class C Shares, Class E and Class P Shares were not operational. Therefore, these amounts have been estimated.
[2]	Other Operating Expenses have been restated to reflect fees for the current fiscal year.
[3]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, 0.20% and 0.18% for Class E Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2024. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC U.S. Treasury Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
HSBC U.S. Treasury Money Market Fund A Shares	65	205	357	798
HSBC U.S. Treasury Money Market Fund C Shares	226	393	681	1,110
HSBC U.S. Treasury Money Market Fund D Shares	50	157	274	616
HSBC U.S. Treasury Money Market Fund E Shares	25	77	135	306
HSBC U.S. Treasury Money Market Fund I Shares	14	45	79	179
HSBC U.S. Treasury Money Market Fund Intermediary Class	18	82	152	357
HSBC U.S. Treasury Money Market Fund Intermediary Service Class	20	95	177	417
HSBC U.S. Treasury Money Market Fund Class P	18	82	152	357
HSBC U.S. Treasury Money Market Fund Y Shares	25	77	135	306

For the share class listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund C Shares | USD ($)	126	393	681	1,110

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing, under normal market conditions, exclusively in direct obligations of the U.S. Treasury. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. The Fund will not invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian.

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

●	Debt Instruments Risk: The risks of investing in debt instruments include:

●	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.
●	Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
●	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.
●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
●	Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	12/31/2022	0.87%
Worst Quarter:	9/30/2015	0.00%

Average Annual Total Returns^*(for the periods ended December 31, 2022)

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2021, the 7-day yields of the Fund's Class D, Class I, Intermediary, Intermediary Service and Class Y Shares were 3.55%, 3.92%, 3.90%, 3.88%, and 3.80%, respectively. The 7-day yield information is not provided for Class A, Class C, Class E and Class P Shares because there were no Class A, Class C, Class E or Class P shareholders as of December 31, 2022. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns - HSBC U.S. Treasury Money Market Fund	Label	1 Year	[1],[3]	5 Years	[1],[3]	10 Years	[1],[3]	Since Inception	[1],[3]	Inception Date	[1],[3]
HSBC U.S. Treasury Money Market Fund A Shares	Class A Shares							1.08%	[2]	May 24, 2001	[2]
HSBC U.S. Treasury Money Market Fund C Shares	Class C Shares							0.04%	[2]	Dec. 24, 2003	[2]
HSBC U.S. Treasury Money Market Fund D Shares	Class D Shares	1.30%		0.92%		0.50%		0.93%		May 14, 2001
HSBC U.S. Treasury Money Market Fund E Shares	Class E Shares							0.37%	[2]	Jul. 12, 2016	[2]
HSBC U.S. Treasury Money Market Fund I Shares	Class I Shares	1.58%	[2]	1.15%	[2]	0.67%	[2]	1.04%	[2]	Dec. 30, 2003	[2]
HSBC U.S. Treasury Money Market Fund Intermediary Class	Intermediary Shares	1.57%		1.14%				0.98%		Jul. 12, 2016
HSBC U.S. Treasury Money Market Fund Intermediary Service Class	Intermediary Service Shares	1.55%		1.12%				1.00%		Jul. 12, 2016
HSBC U.S. Treasury Money Market Fund Y Shares	Class Y Shares	1.49%		1.07%		0.61%		1.07%		May 11, 2001
[1]	As of December 31, 2022, Class P Shares were not operational. Accordingly, average annual returns are not provided for the periods indicated above.
[2]	Class A, Class C, Class E and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return is not provided for Class A, Class C or Class E Shares because there were no Class A, Class C or Class E shareholders as of December 31, 2022.
[3]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

HSBC ESG Prime Money Market Fund
HSBC ESG Prime Money Market Fund Summary Section
Investment Objective

The investment objective of the HSBC ESG Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the minimization of principal volatility, while considering select environmental, social and governance (“ESG”) criteria.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC ESG Prime Money Market Fund	HSBC ESG Prime Money Market Fund Class D	HSBC ESG Prime Money Market Fund Class I	HSBC ESG Prime Money Market Fund Intermediary Class	HSBC ESG Prime Money Market Fund Intermediary Service Class	HSBC ESG Prime Money Market Fund Class P	HSBC ESG Prime Money Market Fund Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC ESG Prime Money Market Fund		HSBC ESG Prime Money Market Fund Class D	HSBC ESG Prime Money Market Fund Class I	HSBC ESG Prime Money Market Fund Intermediary Class	HSBC ESG Prime Money Market Fund Intermediary Service Class	HSBC ESG Prime Money Market Fund Class P	HSBC ESG Prime Money Market Fund Class Y
Management Fee		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee		none	none	none	none	none	none
Shareholder Servicing Fee		0.25%	none	0.05%	0.10%	0.05%	none
Other Operating Expenses		0.32%	0.22%	0.32%	0.32%	0.32%	0.32%
Total Other Expenses	[1]	0.57%	0.22%	0.37%	0.42%	0.37%	0.32%
Total Annual Fund Operating Expenses		0.67%	0.32%	0.47%	0.52%	0.47%	0.42%
Fee Waiver and/or Expense Reimbursement	[2]		0.18%	0.29%	0.32%	0.29%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.67%	0.14%	0.18%	0.20%	0.18%	0.42%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.14%, 0.18%, 0.20% and 0.18% for Class I Shares, Intermediary Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2024. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC ESG Prime Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
HSBC ESG Prime Money Market Fund Class D	68	214
HSBC ESG Prime Money Market Fund Class I	14	85
HSBC ESG Prime Money Market Fund Intermediary Class	18	121
HSBC ESG Prime Money Market Fund Intermediary Service Class	20	134
HSBC ESG Prime Money Market Fund Class P	18	121
HSBC ESG Prime Money Market Fund Class Y	43	135

Principal Investment Strategies

The Fund is a money market fund. The Fund seeks to achieve its investment objective by investing in a portfolio of high quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements collateralized by these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat a variable or floating rate security under certain circumstances as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.

The Fund invests in high quality debt obligations that have been determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), to present minimal credit risks to the Fund. In determining whether a security presents minimal credit risks to the Fund, the Adviser will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations and other factors.

The Fund will also invest in issuers that are considered by the Adviser to be better at addressing ESG risks than other issuers in the Fund’s investable universe. To identify issuers that are considered to be better at addressing ESG risks, the Adviser will use a combination of its own proprietary scoring system, which is partly based on third-party data, and individual environmental, social and governance (E, S and G) scores assigned by third parties, to assign a single ESG score to each approved issuer in the Fund’s investable universe. The individual E, S and G scores and single ESG score measure the performance of an issuer’s business operations and governance based on select E, S and/or G criteria deemed to be material by the Adviser and third-party research providers. ESG criteria deemed to be material by the Adviser and third-party research providers includes, for example, emissions, resource use, human and workforce rights, management behavior and corporate social responsibility.

Potential investments are evaluated and scored on a relative basis against other issuers in the investable universe. While an issuer’s individual E, S and G scores and single ESG score will not be solely determinative of the inclusion or exclusion of the issuer, the Adviser will generally apply relative ESG score screens that will exclude issuers which rank in the bottom quartile for their single ESG score and/or bottom decile of any individual E, S or G score. The proprietary scoring system seeks to provide a more comprehensive approach to security selection than credit analysis alone.

The Adviser will also use a combination of sector specific and other screens to identify and exclude issuers that, among other things: (1) are involved in certain sectors, such as nuclear armaments and other controversial weapons; (2) derive material revenue (generally greater than 10%) from certain sectors, such as thermal coal extraction; and (3) are believed to be in breach of the principles outlined in the United Nations Global Compact.

Although the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations whose issuer or guarantor, in the opinion of the Adviser, meet the minimum ESG criteria described above at the time of purchase, the Fund generally expects to invest all or substantially all of its net assets in these investments. The Adviser will also seek to engage with issuers to address identified shortcomings in how they manage ESG risks to enable them to understand that ESG performance is factored into decisions on whether their securities may be purchased by the Fund.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities, to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards and the minimum ESG criteria in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in U.S. dollar denominated commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund seeks to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will seek to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis and ESG criteria. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit, liquidity and ESG analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity, yield and ESG criteria.

Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities.

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

●	Banking Sector Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund’s concentration of investments in the domestic banking industry may make it more susceptible to this risk.

●	Debt Instruments Risk: The risks of investing in debt instruments include:
●	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.
●	Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
●	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.
●	ESG Investing Risk: The incorporation of ESG criteria, including the ESG scores and the sector specific and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other money market funds that do not use these criteria, or to increase or decrease its exposure to certain sectors, regions or countries or certain types of issuers. As a result, the Fund could underperform or outperform other money market funds that do not consider ESG criteria in their investment processes. In evaluating an issuer, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of ESG criteria relevant to a particular issuer. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any third-party research or data providers or any judgment exercised by the Adviser or its affiliates will reflect the beliefs or values of any particular investor. The Fund's ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.
●	Floating NAV Risk: The Fund will not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. You could lose money by investing in the Fund.
●	Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political, social or legal developments. Investments in these securities are generally considered riskier than investments in U.S. securities.
●	Liquidity risk: Although the Fund invests in a diversified portfolio of high quality debt obligations, the Fund’s investments may become less liquid or illiquid as a result of market developments or adverse investor perception, which may affect the ability of the Fund to pay redemption proceeds within the allowable time period.
●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.
●	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash or U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.
●	U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.
●	Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise any demand rights.

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
HSBC RadiantESG U.S. Smaller Companies Fund
HSBC RadiantESG U.S. Smaller Companies Fund Summary Section
Investment Objective
The investment objective of the HSBC RadiantESG U.S. Smaller Companies Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 42 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 40.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC RadiantESG U.S. Smaller Companies Fund	HSBC RadiantESG U.S. Smaller Companies Fund C Shares	HSBC RadiantESG U.S. Smaller Companies Fund A Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC RadiantESG U.S. Smaller Companies Fund		HSBC RadiantESG U.S. Smaller Companies Fund A Shares	HSBC RadiantESG U.S. Smaller Companies Fund C Shares
Management Fee	[1]	0.60%	0.60%
Distribution (12b-1) Fee	[1]	none	0.75%
Shareholder Servicing Fee	[1]	0.25%	0.25%
Other Operating Expenses	[1]	7.22%	7.22%
Total Other Expenses	[1]	7.47%	7.47%
Total Annual Fund Operating Expenses	[1],[2]	8.07%	8.82%
Fee Waiver and/or Expense Reimbursement	[1],[3]	6.62%	6.62%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.45%	2.20%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”).
[2]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[3]	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.45% for Class A Shares and 2.20% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2024. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC RadiantESG U.S. Smaller Companies Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
HSBC RadiantESG U.S. Smaller Companies Fund A Shares	640	2,180	3,626	6,871
HSBC RadiantESG U.S. Smaller Companies Fund C Shares	323	1,968	3,582	6,869

For the share class listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
HSBC RadiantESG U.S. Smaller Companies Fund | HSBC RadiantESG U.S. Smaller Companies Fund C Shares | USD ($)	223	1,968	3,582	6,869

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your cost would be higher.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. equity securities of small and mid-cap companies that meet the Subadviser’s (as defined below) fundamental and environmental, social, and governance (“ESG”) criteria described below (measured at the time of purchase).
Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of December 31, 2022, between approximately $8 million and $20 billion), the Fund’s broad-based securities market index. The Fund may also invest in equity securities of larger, more established companies.

RadiantESG Global Investors LLC, the Portfolio’s subadviser (“RadiantESG” or the “Subadviser”), uses proprietary models to evaluate companies along key fundamental characteristics as well as ESG criteria. In managing the Portfolio, RadiantESG seeks to identify and invest in companies with compelling fundamentals and attractive ESG profiles.

The Subadviser’s fundamental view of companies is primarily assessed using two proprietary models: Comprehensive Quality and Stock Sentiment.

•	The Comprehensive Quality Model seeks to identify companies with higher profitability, greater earnings stability, and higher perceived sustainability of earnings as indicated by lower levels of asset growth, lower use of accruals, and other measures.

•	The Stock Sentiment Model seeks to identify companies with attractive earnings revisions, positive industry momentum, and positive news sentiment.

The Subadviser uses its proprietary Positive Change Model to evaluate companies using ESG criteria. The Positive Change Model seeks to identify companies that are “ESG Leaders” (companies believed to have leading ESG positioning in their relevant industries/sectors), “ESG Evolvers” (companies believed to be improving their ESG positioning in their relevant industries/sectors), and “Impact Leaders” (companies with products and services believed to be aligned to the United Nations Sustainable Development Goals (“UNSDGs”)). The Positive Change Model assigns multiple “scores” to each company in the Portfolio’s investment universe based on these ESG and Impact criteria. Company-level E, S, and G scores and combined ESG scores, along with company-level Impact scores, are the primary criteria in RadiantESG’s assessment of a company’s ESG profile. The Subadviser believes that these scores convey material information on a company’s operational strengths and weaknesses as well as a company’s positioning with respect to systemic forces (including climate change) that RadiantESG believes will economically affect all companies. The Subadviser uses proprietary and third-party data to assess ESG and Impact exposure to specific criteria, including, for example, greenhouse gas (“GHG”) emissions, water use, diversity, human rights, corporate ethical behavior, and board structure/independence. The importance and weighting of ESG and Impact criteria will vary by industry/sector. RadiantESG defines “Impact” as the percentage of net revenue aligned to the UNSDGs, a globally accepted standard for evaluating investment impact.

RadiantESG uses a “bottom-up” investment process in which stocks deemed to exhibit excessive tail risk (e.g., micro-cap companies, companies with excessive valuations or volatility, companies that operate in controversial business lines, and companies facing severe controversies) are first excluded from the Portfolio’s investment universe and not considered for investment. Companies that operate in controversial business lines are generally those that are directly engaged in, and/or derive significant revenue from, business lines that are believed to be inconsistent with environmental and socially-aware investing, including:

•	Tobacco;
•	Coal mining/production; and
•	Casinos and gambling.*

*	Please see SAI for complete list of all business-line exclusions.

Companies facing severe controversies are generally those that are believed to be the worst offenders when it comes to unethical behavior, environmental damage, legal liability or violation of human rights and liberties.

After excluding stocks that are deemed to exhibit excessive tail risk, an initial portfolio is constructed from companies scoring highly along both fundamental and ESG criteria, subject to risk management criteria (e.g., industry/sector exposure and position size), then RadiantESG performs a qualitative review before constructing the final Portfolio. After purchase, the Subadviser will sell a stock if the company no longer exhibits both compelling fundamentals and an attractive ESG profile.

The Subadviser believes that incorporating ESG criteria into its investment process is an important complement to its two fundamental models (Comprehensive Quality and Stock Sentiment). The Subadviser’s objective in evaluating ESG considerations is to identify threats faced by companies, including transition and regulatory risk, as well as investment opportunities associated with the more efficient use of natural resources, more effective use of human resources, and better governance. The Subadviser also believes that attractive ESG characteristics will economically advantage companies relative to their peers, potentially characterized by superior earnings growth, fewer incidents of legal or regulatory action, greater talent attraction and retention, and fewer incidents of value-destroying ethical or governance malfeasance.

The Fund will invest primarily in U.S. common stocks, but may, to a limited extent, invest in other types of securities, such as non-U.S. securities listed on U.S. securities exchanges.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition, overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:
• Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.
• Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.
• Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
•	Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by the Subadviser or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative asset managers may amplify losses.
•	ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business line and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Importantly, prior to June 28, 2022, the Fund had been known as the HSBC Opportunity Fund, and certain of its principal investment strategies differed. Moreover, on June 28, 2022, RadiantESG Global Investors LLC assumed day-to-day management of the Portfolio (replacing the Portfolio’s then-existing subadviser). Performance information set forth below prior to June 28, 2022 reflects the performance of the Portfolio’s former subadviser. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class C Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	6/30/2020	34.71%
Worst Quarter:	3/31/2020	-25.92%

Average Annual Total Returns^ (for the periods ended December 31, 2022)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index.

Average Annual Total Returns - HSBC RadiantESG U.S. Smaller Companies Fund	Label	1 Year [1]	5 Years [1]	10 Years [1]	Since Inception	[1]	Inception Date [1]
HSBC RadiantESG U.S. Smaller Companies Fund A Shares	Class A Return Before Taxes	(29.87%)	5.64%	9.19%	9.27%		Sep. 23, 1996
HSBC RadiantESG U.S. Smaller Companies Fund A Shares | After Taxes on Distributions	Class A Return After Taxes on Distributions	(29.87%)	1.90%	5.81%	6.77%		Sep. 23, 1996
HSBC RadiantESG U.S. Smaller Companies Fund A Shares | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(17.68%)	3.99%	6.76%	7.14%		Sep. 23, 1996
HSBC RadiantESG U.S. Smaller Companies Fund C Shares	Class C Return Before Taxes (with applicable CDSC)	(28.00%)	5.85%	9.35%	9.36%		Nov. 04, 1998
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	(26.21%)	5.97%	10.62%	7.95%	[2]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[2]	Since September 23, 1996.

HSBC RadiantESG U.S. Smaller Companies Fund Class I
Class I Shares
Investment Objective
The investment objective of the HSBC RadiantESG U.S. Smaller Companies Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. The table does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HSBC RadiantESG U.S. Smaller Companies Fund Class I HSBC RadiantESG U.S. Smaller Companies Fund Class I Shares	[1]
Management Fee	0.60%
Distribution (12b-1) Fee	none
Shareholder Servicing Fee	none
Other Operating Expenses	6.19%
Total Other Expenses	6.19%
Total Annual Fund Operating Expenses	6.79%	[2]
Fee Waiver and/or Expense Reimbursement	5.89%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC RadiantESG U.S. Smaller Companies Portfolio (the “Portfolio”).
[2]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses
[3]	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 0.90% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2024. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. The Example does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
HSBC RadiantESG U.S. Smaller Companies Fund Class I | HSBC RadiantESG U.S. Smaller Companies Fund Class I Shares | USD ($)	92	1,480	2,820	5,963

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. equity securities of small and mid-cap companies that meet the Subadviser’s (as defined below) fundamental and environmental, social, and governance (“ESG”) criteria described below (measured at the time of purchase). Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of December 31, 2022, between approximately $8 million and $20 billion), the Fund’s broad-based securities market index. The Fund may also invest in equity securities of larger, more established companies.

RadiantESG Global Investors LLC, the Portfolio’s subadviser (“RadiantESG” or the “Subadviser”), uses proprietary models to evaluate companies along key fundamental characteristics as well as ESG criteria. In managing the Portfolio, RadiantESG seeks to identify and invest in companies with compelling fundamentals and attractive ESG profiles.

The Subadviser’s fundamental view of companies is primarily assessed using two proprietary models: Comprehensive Quality and Stock Sentiment.

•	The Comprehensive Quality Model seeks to identify companies with higher profitability, greater earnings stability, and higher perceived sustainability of earnings as indicated by lower levels of asset growth, lower use of accruals, and other measures.
•	The Stock Sentiment Model seeks to identify companies with attractive earnings revisions, positive industry momentum, and positive news sentiment.

The Subadviser uses its proprietary Positive Change Model to evaluate companies using ESG criteria. The Positive Change Model seeks to identify companies that are “ESG Leaders” (companies believed to have leading ESG positioning in their relevant industries/sectors), “ESG Evolvers” (companies believed to be improving their ESG positioning in their relevant industries/sectors), and “Impact Leaders” (companies with products and services believed to be aligned to the United Nations Sustainable Development Goals (“UNSDGs”)). The Positive Change Model assigns multiple “scores” to each company in the Portfolio’s investment universe based on these ESG and Impact criteria. Company-level E, S, and G scores and combined ESG scores, along with company-level Impact scores, are the primary criteria in RadiantESG’s assessment of a company’s ESG profile. The Subadviser believes that these scores convey material information on a company’s operational strengths and weaknesses as well as a company’s positioning with respect to systemic forces (including climate change) that RadiantESG believes will economically affect all companies. The Subadviser uses proprietary and third-party data to assess ESG and Impact exposure to specific criteria, including, for example, greenhouse gas (“GHG”) emissions, water use, diversity, human rights, corporate ethical behavior, and board structure/independence. The importance and weighting of ESG and Impact criteria will vary by industry/sector. RadiantESG defines “Impact” as the percentage of net revenue aligned to the UNSDGs, a globally accepted standard for evaluating investment impact.

RadiantESG uses a “bottom-up” investment process in which stocks deemed to exhibit excessive tail risk (e.g., micro-cap companies, companies with excessive valuations or volatility, companies that operate in controversial business lines, and companies facing severe controversies) are first excluded from the Portfolio’s investment universe and not considered for investment. Companies that operate in controversial business lines are generally those that are directly engaged in, and/or derive significant revenue from, business lines that are believed to be inconsistent with environmental and socially-aware investing, including:

•	Tobacco;
•	Coal mining/production; and
•	Casinos and gambling.*

*	Please see SAI for complete list of all business-line exclusions.

Companies facing severe controversies are generally those that are believed to be the worst offenders when it comes to unethical behavior, environmental damage, legal liability or violation of human rights and liberties.

After excluding stocks that are deemed to exhibit excessive tail risk, an initial portfolio is constructed from companies scoring highly along both fundamental and ESG criteria, subject to risk management criteria (e.g., industry/sector exposure and position size), then RadiantESG performs a qualitative review before constructing the final Portfolio. After purchase, the Subadviser will sell a stock if the company no longer exhibits both compelling fundamentals and an attractive ESG profile.

The Subadviser believes that incorporating ESG criteria into its investment process is an important complement to its two fundamental models (Comprehensive Quality and Stock Sentiment). The Subadviser’s objective in evaluating ESG considerations is to identify threats faced by companies, including transition and regulatory risk, as well as investment opportunities associated with the more efficient use of natural resources, more effective use of human resources, and better governance. The Subadviser also believes that attractive ESG characteristics will economically advantage companies relative to their peers, potentially characterized by superior earnings growth, fewer incidents of legal or regulatory action, greater talent attraction and retention, and fewer incidents of value-destroying ethical or governance malfeasance.

The Fund will invest primarily in U.S. common stocks, but may, to a limited extent, invest in other types of securities, such as non-U.S. securities listed on U.S. securities exchanges.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition, overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:
	•	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

• Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.
• Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
•	Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by the Subadviser or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative asset managers may amplify losses.
•	ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business line and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Importantly, prior to June 28, 2022, the Fund had been known as the HSBC Opportunity Fund, and certain of its principal investment strategies differed. Moreover, on June 28, 2022, RadiantESG Global Investors LLC assumed day-to-day management of the Portfolio (replacing the Portfolio’s then-existing subadviser). Performance information set forth below prior to June 28, 2022 reflects the performance of the Portfolio’s former subadviser. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	6/30/2020	34.47%
Worst Quarter:	3/31/2020	-25.58%

Average Annual Total Returns^ (for the periods ended December 31, 2022)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index.

Average Annual Total Returns - HSBC RadiantESG U.S. Smaller Companies Fund Class I	Label	1 Year [1]	5 Years [1]	10 Years [1]	Since Inception	[1]	Inception Date [1]
HSBC RadiantESG U.S. Smaller Companies Fund Class I Shares	Class I Return Before Taxes	(25.39%)	7.30%	10.33%	10.37%		Sep. 03, 1996
HSBC RadiantESG U.S. Smaller Companies Fund Class I Shares | After Taxes on Distributions	Class I Return After Taxes on Distributions	(25.39%)	1.66%	5.83%	7.48%		Sep. 03, 1996
HSBC RadiantESG U.S. Smaller Companies Fund Class I Shares | After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(15.03%)	5.13%	7.55%	8.08%		Sep. 03, 1996
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	(26.21%)	5.97%	10.62%	8.09%	[2]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[2]	Since September 3, 1996.